Income Tax (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax (Details) [Line Items]
Statutory federal corporate income tax		25.00%	25.00%	25.00%
Uncertain tax positions (in Yuan Renminbi)
Singapore [Member]
Income Tax (Details) [Line Items]
Statutory federal corporate income tax		17.00%
China [Member]
Income Tax (Details) [Line Items]
Statutory federal corporate income tax		25.00%
Enterprise income tax rate		25.00%
High and new technology enterprises, income tax rate	15.00%	15.00%
Term for high and new technology enterprises status		3 years
United States [Member]
Income Tax (Details) [Line Items]
Statutory federal corporate income tax		21.00%
State income tax rate		8.25%